Summary of significant accounting policies (Estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2012
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Office equipment and furnishing [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and furnishing [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years